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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter ended: December 31, 1999

Check here if Amendment (X); Amendment Number: 1
This Amendment (Check only one.):
( ) is a restatement.
(X) adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    American General Corporation
Address: 2929 Allen Parkway
         Houston, TX 77019

13F File Number: 28-609

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  Richard W. Scott
Title: Vice Chairman and Group Executive - Investment Management
Phone: 713-522-1111

Signature, Place, and Date of Signing:

/s/ RICHARD W. SCOTT             Houston, Texas          May 12, 2000
--------------------             --------------          ------------
Richard W. Scott                 City, State             Date
Vice Chairman and Group
Executive-Investment Management

Report Type (check only one.):
(X) 13F Holdings Report.
( ) 13F Notice.
( ) 13F Combination Report.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             3

Form 13F Information Table Entry Total:        6

Form 13F Information Table Value Total:        $36 (thousands)


List of Other Included Managers:

No.    13F File Number      Name

01     28-1213              AGC Life Insurance Company
02     28-612               American General Life Insurance Company
03     28-87                The Variable Annuity Life Insurance Company
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                                                    FORM 13F INFORMATION TABLE

                                TITLE                   VALUE     SHARES/   SH/   PUT/   INVSTMT    OTHER     VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS   CUSIP       ($X1000)   PRN AMT   PRN   CALL   DSCRETN   MANAGERS  SOLE  SHARED  NONE
-----------------------------   --------   ---------   --------   -------   ---   ----   -------   --------  ------------------
AON CORP                        COM        037389103       13        337    SH           DEFINED              337
BERKSHIRE HATHAWAY INC DEL      CL A       084670108        0          1    SH           DEFINED                1
CONSECO INC                     COM        208464107        7        400    SH           DEFINED              400
FIRST DATA CORP                 COM        319963104        3         60    SH           DEFINED               60
MUTUAL RISK MGMT LTD            COM        628351108        7        400    SH           DEFINED              400
TORCHMARK CORP                  COM        891027104        6        200    SH           DEFINED              200

Grand Total      36
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